Securities (Tables)	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Unrealized gains and losses on securities at fair value through other comprehensive income
Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	January 31, 2023				October 31, 2022
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal	$4,840	$2	$(258)	$4,584	$4,081	$1	$(301)	$3,781
Provincial and municipal	2,891	1	(486)	2,406	2,685	6	(567)	2,124
U.S. federal, state, municipal and agencies	46,990	286	(1,512)	45,764	46,034	343	(2,019)	44,358
Other OECD government	7,645	4	(8)	7,641	5,154	7	(17)	5,144
Mortgage-backed securities	2,816	2	(75)	2,743	2,985	1	(98)	2,888
Asset-backed securities
CDO	7,538	3	(98)	7,443	7,741	3	(220)	7,524
Non-CDO securities	485	1	(13)	473	547	–	(23)	524
Corporate debt and other debt	26,020	41	(112)	25,949	25,852	51	(183)	25,720
Equities	674	308	(5)	977	551	284	(7)	828
	$99,899	$648	$(2,567)	$97,980	$95,630	$696	$(3,435)	$92,891

(1)	Excludes $77,056 million of held-to-collect securities as at January 31, 2023 that are carried at amortized cost, net of allowance for credit losses (October 31, 2022 – $77,127 million).
(2)
Gross unrealized gains and losses includes $(19) million

of allowance for credit losses on debt securities at FVOCI as at January 31, 2023 (October
31, 2022 – $(19) million) recognized in income and Other components of equity.

Summary of Allowance for credit losses - Securities at Amortized Cost

Allowance for credit losses – securities at FVOCI
(1)

	For the three months ended
	January 31, 2023				January 31, 2022
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$3	$1	$(23)	$(19)	$2	$1	$(12)	$(9)
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	2	–	–	2	–	–	–	–
Sales and maturities	–	–	–	–	–	–	–	–
Changes in risk, parameters and exposures	(1)	–	(2)	(3)	–	–	(2)	(2)
Exchange rate and other	–	–	1	1	–	–	–	–
Balance at end of period	$4	$1	$(24)	$(19)	$2	$1	$(14)	$(11)

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the balance sheet as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.
(2)	Reflects changes in the allowance for purchased credit impaired securities.
Allowance for credit losses –
securities
at amortized cost

	For the three months ended
	January 31, 2023				January 31, 2022
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$8	$14	$–	$22	$5	$18	$–	$23
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	4	–	–	4	6	–	–	6
Sales and maturities	–	–	–	–	(1)	–	–	(1)
Changes in risk, parameters and exposures	(2)	(1)	–	(3)	(1)	(1)	–	(2)
Exchange rate and other	–	–	–	–	–	–	–	–
Balance at end of period	$10	$13	$–	$23	$9	$17	$–	$26

Summary of Credit risk exposure on Investment Securities by internal risk rating
Credit risk exposure by internal risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps in the Credit risk section of our 2022 Annual Report.

	As at
	January 31, 2023				October 31, 2022
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$96,195	$53	$–	$96,248	$91,177	$56	$–	$91,233
Non-investment grade	606	–	–	606	680	–	–	680
Impaired	–	–	149	149	–	–	150	150
	96,801	53	149	97,003	91,857	56	150	92,063
Items not subject to impairment (2)				977				828
				$97,980				$92,891
Securities at amortized cost
Investment grade	$75,962	$–	$–	$75,962	$76,035	$–	$–	$76,035
Non-investment grade	908	209	–	1,117	898	216	–	1,114
Impaired	–	–	–	–	–	–	–	–
	76,870	209	–	77,079	76,933	216	–	77,149
Allowance for credit losses	10	13	–	23	8	14	–	22
	$76,860	$196	$–	$77,056	$76,925	$202	$–	$77,127

(1)	Reflects $149 million of purchased credit impaired securities (October 31, 2022 – $150 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.